Income Taxes (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Income Taxes [Line Items]
State net operating loss	$ 900,000
Federal net operating loss of carried forward indefinitely	$ 130,000
Percentage of bad debt deduction	8.00%
Federal and state income taxes	$ 5,200,000
Bad debt deduction	1,300,000
Tax Year 2036 [Member]
Income Taxes [Line Items]
Net operating loss carryforward	1,000,000
Federal Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Net operating loss carryforward	130,000
State Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 1,900,000